REVENUE RECOGNITION - Additional information (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 25,851	$ 27,516
Percentage of remaining performance obligations expect to recognize	61.00%	89.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-09-30
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of satisfaction	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of satisfaction		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-09-30
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of satisfaction	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Expected timing of satisfaction		2 years